Financial Instruments - Foreign Currency Risk (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Financial Instruments
Total exposure	€ (20,082)	€ (8,541)
Cash and cash equivalents
Financial Instruments
Total exposure	17,927	18,182
Current financial assets
Financial Instruments
Total exposure	5,951
Non-current financial assets
Financial Instruments
Total exposure	11,793
Non-current trade and other payables
Financial Instruments
Total exposure	(3,786)
Current trade and other payables
Financial Instruments
Total exposure	(7,235)	(5,318)
Current financial liabilities
Financial Instruments
Total exposure	(18,465)
Warrants
Financial Instruments
Total exposure	(26,267)	(21,405)
USD
Financial Instruments
Total exposure	(19,098)	(8,147)
USD | Cash and cash equivalents
Financial Instruments
Total exposure	17,927	18,174
USD | Current financial assets
Financial Instruments
Total exposure	2,158
USD | Non-current financial assets
Financial Instruments
Total exposure	5,424
USD | Non-current trade and other payables
Financial Instruments
Total exposure	(2,885)
USD | Current trade and other payables
Financial Instruments
Total exposure	(7,097)	(4,916)
USD | Current financial liabilities
Financial Instruments
Total exposure	(8,358)
USD | Warrants
Financial Instruments
Total exposure	(26,267)	(21,405)
JPY
Financial Instruments
Total exposure	(901)
JPY | Non-current trade and other payables
Financial Instruments
Total exposure	(901)
GBP
Financial Instruments
Total exposure	(83)	(394)
GBP | Cash and cash equivalents
Financial Instruments
Total exposure		8
GBP | Current financial assets
Financial Instruments
Total exposure	3,793
GBP | Non-current financial assets
Financial Instruments
Total exposure	6,369
GBP | Current trade and other payables
Financial Instruments
Total exposure	(138)	€ (402)
GBP | Current financial liabilities
Financial Instruments
Total exposure	€ (10,107)